Income Taxes (Tables)	May 20, 2020
Income Tax Disclosure [Abstract]
Reconciliation of U.S. Federal Statutory Income Tax Rate to Company's Effective Income Tax Rate
A reconciliation of the U.S. federal statutory income tax rate to the Company’s effective income tax rate is as follows:

	Year Ended December 31,
	2019	2018	2017
Federal statutory income tax rate	21.0%	21.0%	34.0%
State taxes, net of federal benefit	(0.2)	8.0	3.0
Federal and state research and development tax credits	1.0	1.0	0.9
Change in deferred tax asset valuation allowance	(22.2)	(27.4)	(11.6)
Tax rate change	1.7	(1.9)	(25.1)
Other	(1.3)	(0.7)	(1.2)

Effective income tax rate	—%	—%	—%

Net Deferred Tax Assets
The Company’s net deferred tax assets consisted of the following:

	December 31,
	2019	2018
Net operating loss carryforwards	$101,356	$76,723
Research and development tax credit carryforwards	12,096	9,965
Accruals and other temporary differences	10,873	7,808
Debt discount	(11,156)	(14,165)
Right of use asset	(2,042)	—
Capitalized research and development expenses, net	43,442	41,048

Total deferred tax assets	154,569	121,379
Valuation allowance	(154,569)	(121,379)

Net deferred tax asset	$—	$—

Changes in Valuation Allowance for Deferred Tax Assets
Changes in the valuation allowance for deferred tax assets during the years ended December 31, 2019, 2018 and 2017 were as follows:

	Year Ended December 31,
	2019	2018	2017
Valuation allowance as of beginning of year	$(121,379)	$(74,842)	$(83,434)
Decreases recorded as benefit to income tax provision	2,046	1,913	36,606
Decreases recorded as benefit to equity	0	0	24,537
Increases recorded to income tax provision	(35,236)	(48,450)	(52,551)

Valuation allowance as of end of year	$(154,569)	$(121,379)	$(74,842)